SCHEDULE OF WARRANTS OUTSTANDING (Details) - Warrant [Member]	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Outstanding Number of Shares, Beginning balance
Weighted Average Exercise Price, Beginning | $ / shares
Aggregate intrinsic value - beginning | $
Outstanding Number of Shares, Issued	350,000
Weighted Average Exercise Price, Issued | $ / shares	$ 1.06
Weighted Average Remaining Contractual Terms, Issued	9 years 3 months 25 days
Outstanding Number of Shares, Exercised
Weighted Average Exercise Price, Exercised | $ / shares
Outstanding Number of Shares, Expired/Forfeited
Weighted Average Exercise Price, Expired/Forfeited | $ / shares
Outstanding Number of Shares, Ending balance	350,000
Weighted Average Exercise Price, Ending | $ / shares	$ 1.06
Weighted Average Remaining Contractual Terms	9 years 3 months 25 days
Aggregate intrinsic value - ending | $
Outstanding Number of Shares, Vested and exercisable
Weighted average exercise price, Vested and exercisable
Aggregate intrinsic value - vested | $